Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2011
Redeemable Convertible Preferred Stock
Schedule of the activity of Company's redeemable convertible preferred stock

	Redeemable Convertible Preferred Stock
	Series A		Series A-1		Series B		Series C		Series D		Series E		Series F
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Total
Balance—January 1, 2009	8,312	8,375	2,925	4,352	9,624	19,996	8,988	30,281	10,670	69,941	6,153	102,009	—	—	234,954
Sale of series F redeemable convertible preferred stock, net of issuance costs of $262	—	—	—	—	—	—	—	—	—	—	—	—	10,862	99,590	99,590
Accretion of redeemable convertible preferred stock to redemption value	—	1	—	5	—	1	—	2	—	8	—	11	—	17	45
Conversion of redeemable convertible preferred stock to common stock	(8,312)	(8,376)	(2,925)	(4,357)	(9,624)	(19,997)	(8,988)	(30,283)	(10,670)	(69,949)	(6,153)	(102,020)	(10,862)	(99,607)	(334,589)
Balance—December 31, 2009	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	$—